5. GROUP STRUCTURE (Details 4)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Trenerec Energia Bolivia S.A. [member]
Disclosure of group structure [Line Items]
Subsidiary name	[1]	Trenerec Energia Bolivia S.A.	Trenerec Energia Bolivia S.A.
Country	[1]	Bolivia	Bolivia
Main activity	[1]	Investment	Investment
Direct and indirect participation	[1]	0.00%	100.00%
Transelec Argentina S.A [member]
Disclosure of group structure [Line Items]
Subsidiary name	[2]	Transelec	Transelec
Country	[2]	Argentina	Argentina
Main activity	[2]	Investment	Investment
Direct and indirect participation	[2]	0.00%	100.00%
Pampa Participaciones S.A.U. [member]
Disclosure of group structure [Line Items]
Subsidiary name	[2]	PP	PP
Country	[2]	Argentina	Argentina
Main activity	[2]	Investment	Investment
Direct and indirect participation	[2]	0.00%	100.00%
PHA S.A.U [member]
Disclosure of group structure [Line Items]
Subsidiary name	[2]	PHA	PHA
Country	[2]	Argentina	Argentina
Main activity	[2]	Investment	Investment
Direct and indirect participation	[2]	0.00%	100.00%
PACOGEN [member]
Disclosure of group structure [Line Items]
Subsidiary name	[2]	PACOGEN	PACOGEN
Country	[2]	Argentina	Argentina
Main activity	[2]	Investment	Investment
Direct and indirect participation	[2]	0.00%	100.00%
Edenor [member]
Disclosure of group structure [Line Items]
Subsidiary name	[3]	Edenor	Edenor
Country	[3]	Argentina	Argentina
Main activity	[3]	Distribution of energy	Distribution of energy
Direct and indirect participation	[3]	57.12%	56.32%
Corod Produccion S.A. [member]
Disclosure of group structure [Line Items]
Subsidiary name		Corod	Corod
Country		Venezuela	Venezuela
Main activity		Oil	Oil
Direct and indirect participation		100.00%	100.00%
Central Piedra Buena S.A. or Central Termica Piedra Buena [member]
Disclosure of group structure [Line Items]
Subsidiary name	[2]	CPB	CPB
Country	[2]	Argentina	Argentina
Main activity	[2]	Generation	Generation
Direct and indirect participation	[2]	0.00%	100.00%
CPB Energia S.A. [member]
Disclosure of group structure [Line Items]
Subsidiary name		CPB Energ?a S.A.	CPB Energia S.A.
Country		Argentina	Argentina
Main activity		Generation	Generation
Direct and indirect participation		100.00%	100.00%
Ecuador TLC S.A. [member]
Disclosure of group structure [Line Items]
Subsidiary name		EcuadorTLC	EcuadorTLC
Country		Ecuador	Ecuador
Main activity		Oil	Oil
Direct and indirect participation		100.00%	100.00%
Enecor S.A. [Member]
Disclosure of group structure [Line Items]
Subsidiary name		Enecor S.A.	Enecor S.A.
Country		Argentina	Argentina
Main activity		Transportation of electricity	Transportation of electricity
Direct and indirect participation		69.99%	69.99%
Hidroelectrica Diamante S.A. [member]
Disclosure of group structure [Line Items]
Subsidiary name		HIDISA	HIDISA
Country		Argentina	Argentina
Main activity		Generation	Generation
Direct and indirect participation		61.00%	61.00%
Hidroelectrica Los Nihuiles S.A. [member]
Disclosure of group structure [Line Items]
Subsidiary name		HINISA	HINISA
Country		Argentina	Argentina
Main activity		Generation	Generation
Direct and indirect participation		52.04%	52.04%
Pampa Comercializadora S.A. [member]
Disclosure of group structure [Line Items]
Subsidiary name		PACOSA	PACOSA
Country		Argentina	Argentina
Main activity		Trader	Trader
Direct and indirect participation		100.00%	100.00%
Pampa Energia Bolivia S.A. [member]
Disclosure of group structure [Line Items]
Subsidiary name		PEB	PEB
Country		Bolivia	Bolivia
Main activity		Investment	Investment
Direct and indirect participation		100.00%	100.00%
Petrobras Energia Ecuador [member]
Disclosure of group structure [Line Items]
Subsidiary name		Petrobras Energia Ecuador	Petrobras Energia Ecuador
Country		Gran Cayman	Gran Cayman
Main activity		Investment	Investment
Direct and indirect participation		100.00%	100.00%
Energia Operaciones ENOPSA S.A. [member]
Disclosure of group structure [Line Items]
Subsidiary name		Energia Operaciones ENOPSA S.A.	Energía Operaciones ENOPSA S.A.
Country		Ecuador	Ecuador
Main activity		Oil	Oil
Direct and indirect participation		100.00%	100.00%
Petrolera San Carlos S.A. [member]
Disclosure of group structure [Line Items]
Subsidiary name		Petrolera San Carlos S.A.	Petrolera San Carlos S.A.
Country		Venezuela	Venezuela
Main activity		Oil	Oil
Direct and indirect participation		100.00%	100.00%
Pampa Inversiones S.A. [member]
Disclosure of group structure [Line Items]
Subsidiary name		PISA	PISA
Country		Uruguay	Uruguay
Main activity		Investment	Investment
Direct and indirect participation		100.00%	100.00%
Transporte y Servicios de Gas en Uruguay SA [member]
Disclosure of group structure [Line Items]
Subsidiary name		TGU	TGU
Country		Uruguay	Uruguay
Main activity		Gas transportation	Gas transportation
Direct and indirect participation		100.00%	100.00%
Trenerec S.A. [member]
Disclosure of group structure [Line Items]
Subsidiary name		Trenerec S.A.	Trenerec S.A.
Country		Ecuador	Ecuador
Main activity		Investment	Investment
Direct and indirect participation		100.00%	100.00%
EISA [member]
Disclosure of group structure [Line Items]
Subsidiary name		EISA
Country		Uruguay
Main activity		Investment
Direct and indirect participation		100.00%

[1]	Company liquidated in October 2020.
[2]	Merged companies. See Note 5.1
[3]	Corresponds to effective ownership interest in Edenor after consider treasury shares (55.14% nominal interest). See Note 5.3.1.